Fixed Assets and Construction in Progress (Details Narrative) (10-Q) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Construction in progress	$ 314,146		$ 239,220
Depreciation and amortization expense	$ 42,850	$ 21,583	$ 24,084	$ 30,143